Leases - Schedule of Components of Operating Lease (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Right-of-use assets:
At the beginning of the year	$ 328,203	$ 302,367
Additions		180,208
Amortization for the year	(171,543)	(157,428)	$ (182,543)
Exchange adjustments	(2,832)	3,056
At the end of the year	153,828	328,203	302,367
Lease liabilities:
At the beginning of the year	327,283	299,086
New lease for the year		180,208
Repayments of principal portion of lease liabilities	(174,178)	(155,042)
Exchange adjustments	(2,810)	3,031
At the end of the year	150,295	327,283	299,086
Lease liabilities are classified as:
Current liabilities	135,073	175,315
Non-current liabilities	15,222	151,968
Lease liabilities	$ 150,295	$ 327,283	$ 299,086